Vessels and other fixed assets, net - Schedules of vessels and other fixed assets, net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Balance, period start	$ 2,881,551
- Depreciation for the period	(70,075)	$ (77,469)
Balance, period end	2,757,491
Cost [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	3,843,686
- Acquisition of other fixed assets, vessel improvements and other vessel costs	12,186
- Vessel total loss	(27,570)
- Vessel sale	(55,248)
- Impairment loss	(7,700)
- Depreciation for the period	0
Balance, period end	3,765,354
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	(962,135)
- Vessel total loss	1,581
- Vessel sale	22,766
- Depreciation for the period	(70,075)
Balance, period end	(1,007,863)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	2,881,551
- Acquisition of other fixed assets, vessel improvements and other vessel costs	12,186
- Vessel total loss	(25,989)
- Vessel sale	(32,482)
- Impairment loss	(7,700)
- Depreciation for the period	(70,075)
Balance, period end	$ 2,757,491